UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

_________ to _________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2):

Central Index Key Number of depositor:          0002096499

TIP SOLAR ABS 2025-2 ISSUER LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0002096480

Central Index Key Number of underwriter (if applicable):	N/A

Michael Feldman, (315) 388 8802

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures dated November 13, 2025, of Ernst & Young LLP, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Ernst & Young LLP pertaining to TIP Solar ABS 2025-2 Issuer LLC’s Series 2025-2 Solar Asset Backed Notes.

EXHIBIT INDEX

Exhibit

Number           Description

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 13, 2025, of Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TIP Solar ABS 2025-2 Depositor LLC (Depositor)

By: TIP Borrower Holdings-B LLC, its sole member

Date: November 13, 2025

By:	/s/ Michael Feldman
Name: Michael Feldman
Title: Managing Director